Property and Equipment, net (Details) - Schedule of property and equipment net - Property and Equipment [Member] - USD ($)	Sep. 30, 2021	Sep. 30, 2020
Property, Plant and Equipment [Line Items]
Total	$ 4,121,058	$ 3,663,644
Less: Accumulated depreciation	(641,136)	(543,080)
Property and equipment, net	3,479,922	3,120,564
Land [Member]
Property, Plant and Equipment [Line Items]
Total	1,007,273	1,007,273
Buildings [Member]
Property, Plant and Equipment [Line Items]
Total	2,131,945	2,113,415
Machinery & equipment [Member]
Property, Plant and Equipment [Line Items]
Total	84,542	84,542
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total	127,997	156,175
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total	71,301	71,301
Software [Member]
Property, Plant and Equipment [Line Items]
Total	$ 698,000	$ 230,938